CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2019
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
	Note	2019	2018	2017
		US$000	US$000	US$000
Cash at bank and on hand		12,038	22,623	34,802
		12,038	22,623	34,802

(a) Reconciliation of loss before income tax to net cash flows from operations
Net loss for the year		(13,097)	(7,115)	(5,955)
Adjustment for non-cash income and expense items:
Amortisation of borrowing costs	11	3,570	—	—
Depreciation of plant and equipment	9	1,524	13	21
Impairment of plant and equipment	9	545	—	—
Impairment of exploration and evaluation assets		—	—	520
Loss on disposal of plant and equipment	9	24	—	—
Provision for employee entitlements	12	171	5	17
Share based payment expense	19	1,504	2,298	674
Net foreign exchange differences		47	(56)	251
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables		(766)	187	(667)
(Increase)/decrease in inventories		(730)	—	—
(Increase)/decrease in other current assets		(509)	—	—
Increase/(decrease) in trade and other payables		102	536	149
Net cash outflow from operating activities		(7,615)	(4,132)	(4,990)